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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Lake Capital, LLC
Address: 2450 Colorado Avenue
         Suite 100 East Tower
         Santa Monica, CA 90404

Form 13F File Number: 28-12388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Selmo
Title: Chief Executive Officer
Phone: 310 - 633 - 2328

Signature, Place, and Date of Signing:

Brian Selmo       Santa Monica, CA         May 11, 2007
----------- -----------------------------  ------------
[Signature]         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:    149,697
                                        (thousands)

List of Other Included Managers: NONE

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Eagle Lake Capital, LLC
13F Filing Data
For The Quarter Ended March 31, 2007

                                                                                                    VOTING AUTHORITY
                               TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                  CLASS        CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               ------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
99 CENTS ONLY STORES              COM      65440K106   4,419  300,000 SH          SOLE             300,000
AMERICAN INTL GROUP INC           COM      026874107   8,356  124,310 SH          SOLE             124,310
AMERIPRISE FINL INC               COM      03076C106   3,486   61,000 SH          SOLE              61,000
AON CORP                          COM      037389103   2,887   76,050 SH          SOLE              76,050
BERKSHIRE HATHAWAY INC DEL       CL A      084670108   7,520       69 SH          SOLE                  69
BOULDER TOTAL RETURN FD INC       COM      101541100   2,272  104,670 SH          SOLE             104,670
CBS CORP NEW                     CL B      124857202   4,647  151,920 SH          SOLE             151,920
CBS CORP NEW                     CL B      124857202     356      360 SH  CALL    SOLE                 360
CENTEX CORP                       COM      152312104     238      240 SH  PUT     SOLE                 240
CHARTER FINL CORP WEST PT GA      COM      16122M100   1,727   35,980 SH          SOLE              35,980
DELL INC                          COM      24702R101   4,000  172,345 SH          SOLE             172,345
DIRECTV GROUP INC                 COM      25459L106     935    1,355 SH  PUT     SOLE               1,355
FOOT LOCKER INC                   COM      344849104   5,289  224,600 SH          SOLE             224,600
GAP INC DEL                       COM      364760108   1,418   82,373 SH          SOLE              82,373
GAP INC DEL                       COM      364760108   1,388    1,779 SH  CALL    SOLE               1,779
GYRODYNE CO AMER INC              COM      403820103   1,786   30,059 SH          SOLE              30,059
HOME DEPOT INC                    COM      437076102   8,364  227,656 SH          SOLE             227,656
INTERPUBLIC GROUP COS INC         COM      460690100   5,956  483,800 SH          SOLE             483,800
INTERPUBLIC GROUP COS INC         COM      460690100      60      671 SH  PUT     SOLE                 671
LENNAR CORP                      CL A      526057104     207      345 SH  PUT     SOLE                 345
LIBERTY MEDIA HLDG CORP      CAP COM SER A 53071M302   7,503   67,842 SH          SOLE              67,842
MICROSOFT CORP                    COM      594918104   5,419  194,430 SH          SOLE             194,430
MOTOROLA INC                      COM      620076109   9,258  523,930 SH          SOLE             523,930
NIKE INC                         CL B      654106103   7,093   66,750 SH          SOLE              66,750
ORIGEN FINL INC                   COM      68619E208   4,896  703,428 SH          SOLE             703,428
PFIZER INC                        COM      717081103   4,311  170,655 SH          SOLE             170,655
PHH CORP                        COM NEW    693320202  14,599  477,700 SH          SOLE             477,700
SEARS HLDGS CORP                  COM      812350106   2,967   16,469 SH          SOLE              16,469
SEARS HLDGS CORP                  COM      812350106     418      164 SH  PUT     SOLE                 164
TOLL BROTHERS INC                 COM      889478103     127      650 SH  PUT     SOLE                 650
TYCO INTL LTD NEW                 COM      902124106  14,893  472,044 SH          SOLE             472,044
VIAMCOM INC NEW                  CL B      92553P201   5,367  130,556 SH          SOLE             130,556
VIAMCOM INC NEW                  CL B      92553P201   1,401      810 SH  CALL    SOLE                 810
VIAMCOM INC NEW                  CL B      92553P201     251      235 SH  CALL    SOLE                 235
WAL MART STORES INC               COM      931142103     962      340 SH  CALL    SOLE                 340
WAL MART STORES INC               COM      931142103     225      102 SH  CALL    SOLE                 102
WAL MART STORES INC               COM      931142103   4,696  100,024 SH          SOLE             100,024